Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Fixed Assets
	December 31, 2016	December 31, 2015
Production equipment	$15,182	$1,938,532
Building	-	446,772
Leasehold improvements	-	3,235
Office equipment	14,594	32,769
	29,776	2,421,308
Less accumulated depreciation	(28,303)	(2,416,888)
	$1,473	$4,420